Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	January 2025
Payment Date	2/18/2025
Transaction Month	27
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,471,280,949.11	45,366		54.6 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$254,320,000.00	4.594%		December 15, 2023
Class A-2a Notes	$300,340,000.00	5.37%		August 15, 2025
Class A-2b Notes	$160,000,000.00	5.16654%	*	August 15, 2025
Class A-3 Notes	$460,340,000.00	5.27%		May 15, 2027
Class A-4 Notes	$75,000,000.00	5.30%		March 15, 2028
Class B Notes	$39,480,000.00	5.98%		June 15, 2028
Class C Notes	$26,300,000.00	6.46%		May 15, 2030
Total	$1,315,780,000.00
		* 30-day average SOFR + 0.76%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,844,094.18

Principal:
Principal Collections	$17,798,803.57
Prepayments in Full	$7,152,275.18
Liquidation Proceeds	$279,936.91
Recoveries	$43,043.41
Sub Total	$25,274,059.07
Collections	$27,118,153.25

Purchase Amounts:
Purchase Amounts Related to Principal	$397,169.14
Purchase Amounts Related to Interest	$2,315.42
Sub Total	$399,484.56

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$27,517,637.81

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	January 2025
Payment Date	2/18/2025
Transaction Month	27
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$27,517,637.81
Servicing Fee	$425,835.04	$425,835.04	$0.00	$0.00	$27,091,802.77
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$27,091,802.77
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$27,091,802.77
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$27,091,802.77
Interest - Class A-3 Notes	$1,290,842.19	$1,290,842.19	$0.00	$0.00	$25,800,960.58
Interest - Class A-4 Notes	$331,250.00	$331,250.00	$0.00	$0.00	$25,469,710.58
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$25,469,710.58
Interest - Class B Notes	$196,742.00	$196,742.00	$0.00	$0.00	$25,272,968.58
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$25,272,968.58
Interest - Class C Notes	$141,581.67	$141,581.67	$0.00	$0.00	$25,131,386.91
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$25,131,386.91
Regular Principal Payment	$23,222,456.20	$23,222,456.20	$0.00	$0.00	$1,908,930.71
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,908,930.71
Residual Released to Depositor	$0.00	$1,908,930.71	$0.00	$0.00	$0.00
Total		$27,517,637.81

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$23,222,456.20
Total					$23,222,456.20

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$23,222,456.20	$50.45	$1,290,842.19	$2.80	$24,513,298.39	$53.25
Class A-4 Notes	$0.00	$0.00	$331,250.00	$4.42	$331,250.00	$4.42
Class B Notes	$0.00	$0.00	$196,742.00	$4.98	$196,742.00	$4.98
Class C Notes	$0.00	$0.00	$141,581.67	$5.38	$141,581.67	$5.38
Total	$23,222,456.20	$17.65	$1,960,415.86	$1.49	$25,182,872.06	$19.14

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	January 2025
Payment Date	2/18/2025
Transaction Month	27

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$293,929,910.89	0.6385061	$270,707,454.69	0.5880598
Class A-4 Notes	$75,000,000.00	1.0000000	$75,000,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,300,000.00	1.0000000	$26,300,000.00	1.0000000
Total	$434,709,910.89	0.3303819	$411,487,454.69	0.3127327

Pool Information
Weighted Average APR	4.169%	4.193%
Weighted Average Remaining Term	34.79	34.08
Number of Receivables Outstanding	24,813	24,165
Pool Balance	$511,002,046.90	$484,634,941.32
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$464,743,358.46	$441,125,395.68
Pool Factor	0.3473178	0.3293966

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,367.68
Yield Supplement Overcollateralization Amount	$43,509,545.64
Targeted Overcollateralization Amount	$73,147,486.63
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$73,147,486.63

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,367.68
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,367.68
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,367.68

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	January 2025
Payment Date	2/18/2025
Transaction Month	27
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		75	$738,920.78
(Recoveries)		67	$43,043.41
Net Loss for Current Collection Period			$695,877.37
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			1.6341%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			1.1983%
Second Prior Collection Period			0.8019%
Prior Collection Period			1.5711%
Current Collection Period			1.6774%
Four Month Average (Current and Prior Three Collection Periods)			1.3122%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,808	$10,094,638.00
(Cumulative Recoveries)			$1,361,220.57
Cumulative Net Loss for All Collection Periods			$8,733,417.43
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5936%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,583.32
Average Net Loss for Receivables that have experienced a Realized Loss			$4,830.43

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.48%	254	$7,169,608.69
61-90 Days Delinquent	0.28%	49	$1,341,772.06
91-120 Days Delinquent	0.06%	9	$290,306.47
Over 120 Days Delinquent	0.17%	23	$838,172.13
Total Delinquent Receivables	1.99%	335	$9,639,859.35

Repossession Inventory:
Repossessed in the Current Collection Period		14	$411,634.66
Total Repossessed Inventory		17	$661,126.03

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3807%
Prior Collection Period			0.3345%
Current Collection Period			0.3352%
Three Month Average			0.3501%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.5097%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	January 2025
Payment Date	2/18/2025
Transaction Month	27

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	79	$2,378,989.30
2 Months Extended	159	$5,171,263.64
3+ Months Extended	25	$886,053.67

Total Receivables Extended	263	$8,436,306.61
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer